Earnings Per Share	12 Months Ended
Dec. 31, 2015
Earnings Per Share [Abstract]
Earnings Per Share

(18)	Earnings Per Share:

Earnings per share of common stock are based on the weighted average number of basic shares and dilutive shares outstanding during the year. Common stock warrants outstanding are not included in the dilutive earnings per share computations because they would be anti-dilutive.

The following is a reconciliation of weighted average common shares for the basic and dilutive earnings per share computations:

	Years Ended December 31,
	2015	2014	2013
Basic earnings per share:
Weighted average common shares	6,919,190	7,306,078	7,483,606
Adjustment for ESOP activity	(546,913)	—	—

Weighted average common shares	6,372,277	7,306,078	7,483,606
Dilutive effect of stock options	—	—	—
Weighted average common and incremental shares	6,372,277	7,306,078	7,483,606